Leases- Summary of maturities of lease liabilities (Details)	Jun. 30, 2019 CNY (¥)
Remainder of 2019	¥ 18,146,111
2020	28,519,929
2021	13,759,180
2022	2,574,821
Total undiscounted lease payments	63,000,041
Less: imputed interest	(4,295,602)
Total operating lease liabilities	¥ 58,704,439